Long-term Debt - Long-term Debt (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 21, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2019	Nov. 09, 2017 USD ($)	Oct. 21, 2017	Jan. 01, 2017	Oct. 13, 2016 USD ($)	Oct. 21, 2015 GBP (£)	Apr. 21, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Total long-term debt			$ 3,688,418,000	$ 3,688,418,000		$ 3,545,777,000
Less: current portion			(3,688,418,000)	(3,688,418,000)		(76,492,000)
Long-term portion			0	0		3,469,285,000
Repayment of long-term debt				57,279,000		18,193,000	$ 880,104,000
Interest expense paid or payable in cash				275,720,000		246,204,000	91,228,000
Gain on debt settlement				(21,188,000)		0	0
Concordia International
Disclosure of detailed information about borrowings [line items]
Percentage of voting equity interests acquired	100.00%												100.00%
At fair value
Disclosure of detailed information about borrowings [line items]
Total long-term debt			1,900,000,000	1,900,000,000		2,200,000,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Total long-term debt			3,688,418,000	3,688,418,000		3,707,543,000
Deferred financing costs
Disclosure of detailed information about borrowings [line items]
Total long-term debt			0	0		$ 161,766,000
Term Loan Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						0.25%					0.625%
Interest expense paid or payable in cash				104,024,000		$ 99,713,000	24,486,000
Term Loan Facilities | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								1.25%
Term Loan Facilities | LIBOR
Disclosure of detailed information about borrowings [line items]
Variable rate floor	1.00%												1.00%
USD term loan
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 1,100,000,000
Repayment of long-term debt				27,500,000
USD term loan | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Total long-term debt			1,061,500,000	1,061,500,000		1,089,000,000
GBP term loan
Disclosure of detailed information about borrowings [line items]
Face amount of debt | £													£ 500,000,000
Repayment of long-term debt | £					£ 12,500,000
GBP term loan | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Total long-term debt			651,086,000	651,086,000		609,099,000
Revolver
Disclosure of detailed information about borrowings [line items]
Line of credit facility terminated			200,000,000	200,000,000
Maximum borrowing capacity	$ 200,000,000
Revolver | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Total long-term debt			0	0		0
Bridge Facilities
Disclosure of detailed information about borrowings [line items]
Interest expense paid or payable in cash				13,158,000		12,991,000	4,551,000
Bridge Facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Total long-term debt			100,832,000	100,832,000		134,444,000
Repayment of long-term debt		$ 45,000,000
Extended Bridge Loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.50%												11.50%
Face amount of debt	$ 135,000,000
Debt term	7 years
Extended Bridge Loans | Interest Rate Period One
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.50%												9.50%
Debt term	2 years
Extended Bridge Loans | Interest Rate Period Two
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										11.50%
Equity Bridge Loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.50%												9.50%
Face amount of debt	$ 45,000,000
Repayment of long-term debt			13,000,000
Debt term	2 years
Extinguishment of debt			34,000,000	$ 34,000,000					$ 34,000,000
Gain on debt settlement			$ (21,000,000)
9.5% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.50%		9.50%	9.50%									9.50%
Face amount of debt	$ 790,000,000
Interest expense paid or payable in cash				$ 75,207,000		75,050,000	15,472,000
9.5% Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Total long-term debt			$ 790,000,000	$ 790,000,000		790,000,000
7% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			7.00%	7.00%										7.00%
Face amount of debt														$ 735,000,000
Interest expense paid or payable in cash				$ 51,831,000		51,450,000	37,609,000
7% Senior Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Total long-term debt			$ 735,000,000	$ 735,000,000		735,000,000
9% Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			9.00%	9.00%								9.00%
Face amount of debt												$ 350,000,000
Interest expense paid or payable in cash				$ 31,500,000		7,000,000	$ 0
9% Senior Secured Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Total long-term debt			$ 350,000,000	$ 350,000,000		$ 350,000,000
Top of range | Extended Bridge Loans | Interest Rate Period Two
Disclosure of detailed information about borrowings [line items]
Increase in interest rate				1.50%	1.50%